Details of Significant Accounts - Summary of Expenses Incurred on Share-based Payment Transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Expense From Sharebased Payment Transactions In Which Goods Or Services Received Did Not Qualify For Recognition As Assets [Abstract]
Equity-settled	$ 41,386	$ 1,352	$ 57,149	$ 100,573